Stock-Based Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based services expense	$ 70,217	$ 254,437	$ 189,197	$ 254,437	$ 486,120	$ 76,794
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based services expense	26,105	252,000	141,105	252,000	480,653	2,065
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based services expense	$ 44,112	$ 2,437	$ 48,092	$ 2,437	$ 5,467	$ 74,729